Schedule of accruals and other payables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Staff salaries		$ 48,820	$ 584,932
Professional and consultancy fee		386,762	207,769
GST payables		127,948	285,393
Total accruals and other payables	$ 357,174	$ 563,530	$ 1,078,094